Commitments	9 Months Ended	12 Months Ended
	Jul. 31, 2021	Oct. 31, 2020
Text Block [Abstract]
Commitments
12.	Commitments
The Company is committed to director and consulting fees of $180,000 (Year ended October 31, 2020: $181,000
) in total per year to nine directors and Advisory Board members, until cancellation of their respective agreements, which requires notice
o
f 30 days by
either party.
As of July 31, 2021, there were
$7.3
million in committed purchase orders for equipment and services (As of October 31, 2020:
$4.2 million).

15.	Commitments
The Company is committed to director and consulting fees of $181,000 (2019: $159,840) in total per year to six directors and Advisory Board members, until cancellation of their respective agreements, which requires notice of 30 days by either party.